Related Party Transactions (Details Narrative) - USD ($)			1 Months Ended			9 Months Ended	10 Months Ended	12 Months Ended
		Mar. 07, 2022	Apr. 22, 2022	Apr. 19, 2022	Dec. 28, 2021	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2022	Jan. 26, 2023	Jan. 20, 2023
Related Party Transaction [Line Items]
Aggregate value of shares	[1]						$ 25,000
Common stock, shares issued							2,874,999	3,218,499
Common stock, shares outstanding							2,874,999	3,218,499
Principal amount										$ 575,000
Repayment of promissory note related party								$ 250,000
Working capital loans							0
Administrative Fees Expense				$ 10,000			0	80,000
Accrued expenses							0	80,000
Due to related party							1,189	0
Initial public offering filings fee							$ 0	$ 18,050
Periodic compliance filings fee						$ 1,000
Subsequent Event [Member]
Related Party Transaction [Line Items]
Accrued administrative support expenses									$ 80,000
Insider Shares [Member]
Related Party Transaction [Line Items]
Common stock, shares issued								3,218,499
Common stock, shares outstanding								3,218,499
IPO [Member]
Related Party Transaction [Line Items]
Repayment of promissory note related party			$ 250,000
Stockholders [Member]
Related Party Transaction [Line Items]
Shares subject to forfeiture			375,000
Sponsor [Member]
Related Party Transaction [Line Items]
Surrendered shares		1,150,000
Principal amount					$ 500,000
Stockholders [Member]
Related Party Transaction [Line Items]
Shares issued					2,875,000
Aggregate value of shares					$ 25,000
Share Price					$ 0.0087

[1]	Shares have been retroactively restated to reflect the surrender of 1,150,000 shares without consideration by the sponsor on March 7, 2022 and a dividend, payable in shares of common stock, of two-thirds of one share of common stock for each share of common stock issued and outstanding on April 5, 2022 (Note 7).